Document and Entity Information	Jan. 29, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed by TETRA Technologies, Inc. (the “Company”) in its Current Report on Form 8-K filed with the Securities and Exchange Commission on January 29, 2021 (the “Original 8-K”), on January 29, 2021, pursuant to the Purchase and Sale Agreement between the Company and Spartan Energy Holdco, LLC (“Acquirer”), and, solely for the limited purposes set forth therein, Spartan Energy Partners LP, the Company completed the sale of (i) 10,952,478 common units representing limited partner interests of CSI Compressco LP (the “Partnership”) and (ii) all of the outstanding membership interests in CSI Compressco GP LLC, the general partner of the Partnership, to Acquirer (the “GP Sale”). This Current Report on Form 8-K/A (this “Amendment”) amends the Original 8-K to file the unaudited pro forma financial information required by Item 9.01(b) of Form 8-K. No other modifications to the Original 8-K are being made by this Amendment. This Amendment should be read in conjunction with the Original 8-K, which provides a more complete description of the GP Sale.
Document Period End Date	Jan. 29, 2021
Entity Registrant Name	TETRA Technologies, Inc.
Entity Central Index Key	0000844965
Entity Emerging Growth Company	false
Entity File Number	1-13455
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2148293
Entity Address, Address Line One	24955 Interstate 45 North
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	367-1983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TTI
Security Exchange Name	NYSE